Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001424212
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2025
First Trust Merger Arbitrage ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second to last sentence set forth in the second paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund seeks to invest in the securities of companies involved in publicly-announced transactions for inclusion in the Fund’s portfolio. If a company held by the Fund is no longer anticipated to participate in a qualifying transaction, the Sub-Adviser will typically sell those assets within 90 days of the announcement of that change in status. In addition, the Fund does not expect to increase its ownership of those assets after the announcement of that change in status.

2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second to last sentence set forth in the third paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
3.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the third sentence set forth in the fourth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund’s short positions may be significant; however, the Fund will at all times comply with the regulatory requirements of the Securities and Exchange Commission concerning its ability to have exposure to short positions.

4.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the first sentence set forth in the seventh paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

As of March 31, 2025, the Fund had significant investments in health care companies, although this may change from time to time.

5.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second to last sentence of “Merger Arbitrage Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.
6.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second to last sentence of “Merger Arbitrage Risk” set forth in the section entitled “Risks of Investing in the Fund—Principal Risks” is hereby deleted in its entirety.